Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For information on our executive compensation program and the Compensation Committee’s approach, refer to the above Narrative Disclosure to Summary Compensation Table and Outstanding Equity Awards Table.
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(6)	Net Income (Loss) (In Thousands)(7)
2023	$4,950,424	$4,472,564	$2,845,527	$2,349,061	$132.70	($184,127)
2022	$2,997,203	$5,898,457	$1,361,162	$2,480,002	$152.20	($141,901)
2021	$2,056,987	$1,340,341	$1,155,449	$832,837	$76.73	($116,112)
(1)	For each of the years presented in the above table John Scarlett was our Principal Executive Officer (“PEO”) and our Non-PEO Named Executive Officers (“Non-PEO NEOs”) were as follows:
•	2023: Andrew Grethlein, Scott Samuels, and Michelle Robertson
•	2022: Olivia Bloom and Andrew Grethlein
•	2021: Olivia Bloom, Andrew Grethlein, Aleksandra Rizo, Anil Kapur, and Melissa Kelly Behrs
(2)
See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our PEO for each fiscal year covered in the table. The average compensation for the Non-PEO NEOs for 2023 was calculated using the Summary Compensation Table above. The average compensation for the Non-PEO NEOs for 2022 and 2021 was calculated using the Summary Compensation Table as disclosed in our proxy statement filed with the Securities and Exchange Commission in calendar years 2022 and 2021.

(3)
For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) has been computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reflected in the above Summary Compensation Table for the applicable year less the grant date fair values of stock option awards included in the “Option Awards” column of the Summary Compensation Table for the Named Executive Officer for the applicable year, and adjusted as follows for each stock option award granted to each Named Executive Officer. The total CAP calculation for our PEO was as follows:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2023	$4,950,424	($3,563,000)	$3,085,140	$—	$—	$4,472,564
2022	$2,997,203	($1,468,740)	$4,369,994	$—	$—	$5,898,457
2021	$2,056,987	($796,740)	$80,094	$—	$—	$1,340,341
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year, as there were no stock awards issued or reported.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,013,959	($523,269)	$613,593	$980,857	$—	$—	$3,085,140
2022	$3,124,188	$381,355	$629,125	$235,326	$—	$—	$4,369,994
2021	$327,750	($267,010)	$110,000	($90,646)	$—	$—	$80,094
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(4)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

(5)
The dollar amounts reported in this column represent the average amount of Compensation Actually Paid to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefits Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,845,527	$(2,280,040)	$1,783,574	$—	$—	$2,349,061
2022	$1,361,162	$(524,550)	$1,643,390	$—	$—	$2,480,002
2021	$1,155,449	$(398,370)	$75,758	$—	$—	$832,837
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of the Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2023	$1,610,779	($64,149)	$91,163	$145,781	$—	$—	$1,783,574
2022	$1,145,938	$185,608	$224,688	$87,156	$—	$—	$1,643,390
2021	$163,875	($115,972)	$55,000	$(27,145)	$—	$—	$75,758
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.
(6)
Total Shareholder Return represents the return on a fixed investment of $100 in Geron common stock for the period beginning on the last trading day of 2020 through the last trading day of the applicable fiscal year.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	For each of the years presented in the above table John Scarlett was our Principal Executive Officer (“PEO”) and our Non-PEO Named Executive Officers (“Non-PEO NEOs”) were as follows:
•	2023: Andrew Grethlein, Scott Samuels, and Michelle Robertson
•	2022: Olivia Bloom and Andrew Grethlein
•	2021: Olivia Bloom, Andrew Grethlein, Aleksandra Rizo, Anil Kapur, and Melissa Kelly Behrs

PEO Total Compensation Amount	$ 4,950,424	$ 2,997,203	$ 2,056,987
PEO Actually Paid Compensation Amount	$ 4,472,564	5,898,457	1,340,341
Adjustment To PEO Compensation, Footnote
(3)
For purposes of this table, the compensation actually paid (“Compensation Actually Paid”, or “CAP”) has been computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reflected in the above Summary Compensation Table for the applicable year less the grant date fair values of stock option awards included in the “Option Awards” column of the Summary Compensation Table for the Named Executive Officer for the applicable year, and adjusted as follows for each stock option award granted to each Named Executive Officer. The total CAP calculation for our PEO was as follows:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
2023	$4,950,424	($3,563,000)	$3,085,140	$—	$—	$4,472,564
2022	$2,997,203	($1,468,740)	$4,369,994	$—	$—	$5,898,457
2021	$2,056,987	($796,740)	$80,094	$—	$—	$1,340,341
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year, as there were no stock awards issued or reported.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,013,959	($523,269)	$613,593	$980,857	$—	$—	$3,085,140
2022	$3,124,188	$381,355	$629,125	$235,326	$—	$—	$4,369,994
2021	$327,750	($267,010)	$110,000	($90,646)	$—	$—	$80,094
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount	$ 2,845,527	1,361,162	1,155,449
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,349,061	2,480,002	832,837
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in this column represent the average amount of Compensation Actually Paid to our Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Reported Change in Actuarial Present Value of Pension Benefits	Pension Benefits Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,845,527	$(2,280,040)	$1,783,574	$—	$—	$2,349,061
2022	$1,361,162	$(524,550)	$1,643,390	$—	$—	$2,480,002
2021	$1,155,449	$(398,370)	$75,758	$—	$—	$832,837
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of the Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2023	$1,610,779	($64,149)	$91,163	$145,781	$—	$—	$1,783,574
2022	$1,145,938	$185,608	$224,688	$87,156	$—	$—	$1,643,390
2021	$163,875	($115,972)	$55,000	$(27,145)	$—	$—	$75,758
In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.
Compensation Actually Paid (CAP) vs. Geron 3-year Cumulative Total Shareholder Return (TSR)
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.
Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 132.7	152.2	76.73
Net Income (Loss)	$ (184,127,000)	$ (141,901,000)	$ (116,112,000)
PEO Name	John Scarlett	John Scarlett	John Scarlett
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,563,000)	$ (1,468,740)	$ (796,740)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,085,140	4,369,994	80,094
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,013,959	3,124,188	327,750
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(523,269)	381,355	(267,010)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,593	629,125	110,000
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	980,857	235,326	(90,646)
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,280,040)	(524,550)	(398,370)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,783,574	1,643,390	75,758
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,610,779	1,145,938	163,875
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,149)	185,608	(115,972)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,163	224,688	55,000
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,781	87,156	(27,145)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0